Related Party Transactions - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 211,833	$ 106,583
Companies controlled by directors of Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	57,750	31,500
Directors or officers of the Company [Member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 154,083	$ 75,083